Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Senior Convertible Notes

The balance of our Senior Convertible Notes at December 31, 2019 and 2018 was as follows:

	2019	2018
2019 Senior Notes	$805,000	$-
2017 Senior Notes	-	230,000
Less: Unamortized debt issuance costs	(2,497)	-
Balance	802,503	230,000
Current portion	(802,503)	(230,000)
Long term portion	$-	$-